Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,080,000
Previously Paid Amount	0.00
Total Fee Amount	287.25
Total Offset Amount	0.00
Net Fee	287.25
Narrative - Max Aggregate Offering Price	$ 2,080,000
Final Prospectus	true